General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	General:

Formula Systems (1985) Ltd. (“Formula” or the “Company”) was incorporated in Israel and began its business operations in 1985. Since 1991, Formula’s ordinary shares, par value NIS 1 per share, have been traded on the Tel-Aviv Stock Exchange (“TASE”), and, in 1997, began trading through American Depositary Shares (“ADSs”) under the symbol “FORTY” on the Nasdaq Global Market in the United States until January 3, 2011, at which date the listing of Formula’s ADSs was transferred to the Nasdaq Global Select Market (“Nasdaq”). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. The controlling shareholder of the Company is Asseco Poland S.A. (“Asseco”), a Polish public company, whose shares are traded on the Warsaw Stock Exchange, that offers comprehensive, proprietary IT solutions for all sectors of the economy.

b.	Formula is a global information technology group providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training, integration and digital advertising solutions (the “Group”). The Group manages and operates its businesses through nine directly held subsidiaries: Matrix IT Ltd. (“Matrix”), Magic Software Enterprises Ltd. (“Magic Software”), Zap Group Ltd. (“ZAP Group”), Insync Staffing, Inc. (“Insync”), Michpal Technologies Ltd. (“Michpal”), Ofek Aerial Photography Ltd. (“Ofek”), Shamrad Electronic (1997) Ltd. (“Shamrad”), Hashahar Telecom and Electricity Ltd. (“Hashahar”) and Formula Infrastructure Ltd.; one jointly controlled entity -TSG IT Advanced Systems Ltd. (“TSG”); one additional associate and one entity measured at fair value through profit or loss - SI Swan UK Topco Limited (“Topco”) (Sapiens’ ultimate parent company).

c.	Business environment:

The business environment in which the Group operates is directly affected by global and local trends and events, the main ones of which are detailed below:

1.	The impact of Inflation and interest rates increases

Following global macroeconomic developments during 2022, inflation rates increased both in Israel and globally. As part of the measures taken to curb inflation, central banks worldwide, including the Bank of Israel, began increasing interest rates. On November 24, 2025, the Bank of Israel reduced the interest rate by 0.25%, for the first time in two years. In the Group’s assessment, the impact of inflation on its operating results is not material, inter alia due to the fact that the Group’s financial debt is not linked to the Consumer Price Index. However, an increase in interest rates, should it occur, may adversely affect the Group’s operating results through higher financing costs on variable interest rate borrowings (commercial paper and short-term bank loans), as well as on new fixed-rate borrowings that may replace maturing loans.

2.	The geopolitical and security situation

On October 7, 2023, the “Iron Swords” War broke out. The effects of the war were reflected, inter alia, in attacks on civilian populations, extensive reserve mobilization and its impact on the labor market, as well as effects on the Israeli home front, including the evacuation of significant parts of the civilian population to alternative locations. These developments affected overall economic activity and the domestic economy in particular, including the State’s credit rating (with three major international rating agencies announcing during 2024 a downgrade of Israel’s sovereign credit rating).

In addition, alongside the continuation of the fighting in Gaza, on June 13, 2025, Israel launched a large-scale pre-emptive strike against Iran under “Operation With the Strength of a Lion.” This operation resulted in broad restrictions on economic activity in Israel due to the Iranian missile threat and damage to the Israeli home front. Approximately two weeks later, a ceasefire was declared, leading to the cessation of hostilities.

In October 2025, an agreement was signed under the mediation of the United States and other countries, based on the 21-point plan of the President of the United States, which, in its first phase, led to the release of all living hostages and most of the deceased hostages, alongside principled understandings regarding a ceasefire in Gaza and the implementation of humanitarian arrangements. Concurrently with the said ceasefire, attacks on Israel from Yemen ceased.

Following the end of the reporting period, on February 28, 2026, “Operation Roar of the Lion” commenced, a joint military operation by the United States and Israel against Iran. Iran responded by launching hundreds of ballistic missiles and UAVs toward Israel and Gulf states, alongside the opening of an additional front by Hezbollah from Lebanon. The strikes resulted in civilian casualties and injuries in Israel and caused extensive property damage. As a result, a special state of emergency was declared on the Israeli home front, including closure of Israeli airspace, restrictions on public gatherings, temporary closures and/or reduced operating hours of various businesses, and mass reserve mobilization, all of which led to a partial reduction in economic activity.

These events, by their nature, have significant security-related implications for the domestic economy and the State budget, including potential impacts on the publication of tenders for software services in the Group’s areas of activity, as well as on the budgets of various business entities operating in the Israeli economy, which may reduce their demand for the Group’s services and solutions due to prevailing uncertainty.

In the Group’s assessment, should “Operation Roar of the Lion” continue for an extended period and/or escalate, its implications may have a significant adverse effect on the Israeli economy, including on the Company. Due to the inherent uncertainty associated with such security developments, there is no certainty regarding the absence of a material impact in the future. However, as of the date of approval of the financial statements, the Group does not identify a material impact on its level of activity, including demand for its services and solutions.

d.	Other material events:

1.	On August 13, 2025, Sapiens International Corporation N.V. (hereafter, “Sapiens”), a subsidiary of the Company at that time, announced that it had entered into a definitive agreement to be acquired by Advent, a leading global private equity investor, for $43.50 per common share in an all-cash transaction. Under the terms of the agreement, the Company will retain a significant minority ownership interest in Sapiens, which, under the new structure, represents approximately an 18.68% ownership stake, held through SI Swan UK Topco Limited. On November 19, 2025, Sapiens held an extraordinary general meeting of shareholders, at which all proposals relating to the definitive agreement were approved. The transaction was completed on December 17, 2025. Following the completion of the transaction, the Company ceased to have a controlling interest in Sapiens and, accordingly, presented the results of Sapiens separately as discontinued operations in its consolidated financial statements for the full year and prior periods, in accordance with IFRS 5. For further information see Note 13 Disposal group held for sale and discontinued operations.

2.	On September 21, 2025, Michpal Technologies, a subsidiary of the Company, completed its initial public offering pursuant to a prospectus (the “Offering”), thereby becoming a public company (as defined under the Companies Law), whose shares are traded on the Tel Aviv Stock Exchange. As part of the Offering, Michpal issued 4,910,000 new ordinary shares at a price of NIS 61.1 per share (approximately $18.6 per share), for aggregate net proceeds of approximately NIS 288 million, net of issuance expenses (approximately $87,300 thousand).

3.	On October 29, 2025, the Board of Directors of TSG approved a capital raising through a private placement to several investors in the amount of approximately NIS 103,500 thousand (approximately $31,300 thousand), as well as an additional capital raise of approximately NIS 64,500 thousand (approximately $19,500 thousand), subject to the exercise of options granted to investors in the same financing round. As a result of the private placement, our direct ownership interest in TSG Systems was diluted from 37.33%. For further information regarding an additional financing round of TSG subsequent to the end of the reporting period, see Note 26 Subsequent events.

4.	For further information regarding the completion of the merger between Magic Software and Matrix IT, see Note 26 Subsequent events.
e.	Definitions:

In these financial statements:

The Company or Formula	-	Formula Systems (1985) Ltd.

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Jointly controlled entities	-	Companies owned by various entities that have a contractual arrangement for joint control and are accounted for using the equity method of accounting.

Associates	-	Companies over which the Company has significant influence and that are not subsidiaries. The Company’s investment therein is included in the financial statements using the equity method of accounting.

Investees	-	Subsidiaries, Jointly controlled entities, Associates, and entities measured at fair value through profit or loss and through other .

The Group	-	Formula Systems (1985) Ltd. and its investees.

Interested parties and controlling shareholder	-	As defined in the Israeli Securities Regulations (Annual Financial Statements), 2010.

Related parties	-	As defined in IAS 24.

f.	The following table presents the ownership of the Company’s Investees (the list consists only of active companies):

	Percentage of ownership
	December 31,
	2025	2024

Matrix	48.12	48.21
Topco (former – Sapiens)	18.68	43.51
Magic Software	46.71	46.71
Insync	90.09	90.09
Michpal	100.00	100.00
TSG(1)	37.33	42.71
Ofek	80.00	80.00
ZAP Group	100.00	100.00
Shamrad	100.00	100.00
Hashahar	51	51
Formula Infrastructure	100	100
Other associate	21.45	21.45

(1)	TSG’s and other associate results of operations are reflected in the Company’s results of operations using the equity method of accounting.